Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.81